OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES
Defined benefit plans	$ 311.4	$ 209.5
Contingent considerations and future conditional adjustments	21.9	57.4
Other	59.4	65.3
Total other liabilities	$ 392.7	$ 332.2